OTHER REAL ESTATE OWNED	12 Months Ended
Dec. 31, 2011
Other Real Estate Owned
OTHER REAL ESTATE OWNED

NOTE 7 – OTHER REAL ESTATE OWNED

Activity in the other real estate owned account is as follows:

	2011	2010

Beginning of year	$3,005	$1,898
Transfers from loans	4,040	3,610
Initial adjustment in carrying value	(157)	(199)
Sales of other real estate owned	(1,127)	(1,343)
Loss on sales of other real estate owned	(111)	(142)
Writedowns on other real estate owned	(772)	(819)

End of year	$4,878	$3,005

Expenses related to other real estate owned included:

	2011	2010
Loss on sales, net	$111	$142
Writedowns	772	819
Operating expenses, net of income	306	344

Total	$1,189	$1,305